Stock-Based Compensation and Stock Purchase Plans - Summary of Status of Stock Option Plans (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012 Options [Member]	Dec. 31, 2011 Options [Member]	Dec. 31, 2010 Options [Member]
Summary of the status of stock option plans
Options outstanding, shares, beginning balance		3,907
Options granted, shares		451
Options exercised, shares	0	(122)
Options cancelled, shares		(339)
Options outstanding, shares, ending balance		3,897
Options exercisable, shares		2,516	2,200	1,800
Options outstanding, weighted average exercise price, beginning balance		$ 10.19
Options granted, weighted average exercise price		$ 5.14
Options exercised, weighted average exercise price		$ (6.26)
Options cancelled, weighted average exercise price		$ (11.45)
Options outstanding, weighted average exercise price, ending balance		$ 9.62
Options exercisable, weighted average exercise price		$ 10.12	$ 10.15	$ 10.27
Options outstanding, remaining contractual life		2 years 7 months 6 days
Options exercisable, remaining contractual life		2 years 2 months 12 days
Options outstanding, aggregate intrinsic value		$ 3,064
Options exercisable, aggregate intrinsic value		$ 1,040